Related Party Transactions (Details) - Clean Earth Acquisitions Corp [Member]									1 Months Ended		3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 17, 2024 USD ($) $ / shares shares	Aug. 08, 2023 USD ($) shares	Nov. 30, 2022 USD ($)	Sep. 26, 2022 USD ($) shares	Apr. 30, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 07, 2022 shares	Aug. 17, 2021 USD ($) $ / shares shares	Nov. 30, 2022 USD ($)	Apr. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 22, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Aggregate purchase price												$ 23,227,765				$ 23,227,765
Price per share (in Dollars per share) | $ / shares						$ 10
Aggregate purchase price															$ 8,900,000	$ 8,900,000
Price per share (in Dollars per share) | $ / shares																$ 0.01
Common stock shares (in Shares) | shares						1
Purchase units (in Shares) | shares						23,000,000
Consultant fee			$ 5,000		$ 7,500
Incurred amount			$ 65,000										0
Closing price of the common stock (in Dollars per share) | $ / shares											$ 11.5			$ 11.5
After the completion of the business combination trading days																20
Threshold consecutive trading days for transfer																30
Working capital loans																$ 1,500,000
Outstanding principal balance Per unit (in Dollars per share) | $ / shares																$ 10
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Convertible price (in Dollars per share) | $ / shares																$ 10
WC Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares (in Shares) | shares				1
Outstanding balance													0			$ 806,170
Warrant issued (in Shares) | shares				0.5
Aggregate principal amount				$ 850,000
Related Party Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Consultant fee					$ 5,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 10
Sponsor purchased (in Shares) | shares											890,000			890,000		890,000
Price per share (in Shares) | shares											10			10
Aggregate purchase price														$ 8,900,000		$ 8,900,000
Number of shares per warrant (in Shares) | shares											1			1
Warrant issued (in Shares) | shares														1
Price per share (in Dollars per share) | $ / shares																$ 10
Purchase units (in Shares) | shares						890,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 10					$ 10.1			$ 10.1		$ 10.1
Warrant issued (in Shares) | shares						1
Common stock shares (in Shares) | shares						1
Purchase units (in Shares) | shares						23,000,000
Fair value offering cost											$ 4,736,326			$ 4,736,326		$ 4,736,326
Closing price of the common stock (in Dollars per share) | $ / shares						$ 10.1					$ 10.1			$ 10.1		$ 10
IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance													125,000			$ 0
Aggregate principal amount																	$ 350,000
Drew amount													$ 125,000			$ 100,000
Borrowing amount						$ 225,000
Private Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant issued (in Shares) | shares																0.5
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 10
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 11.5
Common stock shares (in Shares) | shares						1
Closing price of the common stock (in Dollars per share) | $ / shares											$ 9.2			$ 9.2
Class A Common Stock [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Number of shares per warrant (in Shares) | shares											1			1		1
Price per share (in Dollars per share) | $ / shares											$ 11.5			$ 11.5		$ 11.5
Class A Common Stock [Member] | Private Share [Member]
Related Party Transactions (Details) [Line Items]
Common stock (in Shares) | shares																1
Sponsor [Member] | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage							25.00%
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance											$ 850,000			$ 850,000		$ 806,170
Anchor Investor Agreement [Member]
Related Party Transactions (Details) [Line Items]
Issued shares (in Shares) | shares																2,277,000
Fair value offering cost																$ 4,736,326
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchased an aggregate shares (in Shares) | shares	5,750,000							5,750,000
Aggregate purchase price	$ 25,000							$ 25,000
Price per share (in Dollars per share) | $ / shares	$ 0.004							$ 0.004
Initial stockholders (in Shares) | shares							7,666,667				7,666,667			7,666,667
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Stock split of Class B common stock,							1
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Stock split of Class B common stock,							1.33333339
Unvested Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, total (in Shares) | shares														2,167,000
Closing price of the common stock (in Dollars per share) | $ / shares														$ 12.5
After the completion of the business combination trading days														20
Threshold consecutive trading days for transfer														30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares (in Shares) | shares																2,167,000
Closing price of the common stock (in Dollars per share) | $ / shares																$ 12.5
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Working Capital Loans											$ 1,500,000			$ 1,500,000
Outstanding balance											73,500			73,500		$ 0
Aggregate outstanding amount											$ 1,703,500			$ 1,703,500		806,170
Working Capital Loans [Member] | Affiliate Of The Sponsor, Officers And Directors [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Shares) | shares											10			10
Convertible Working Capital Promissory Note with Related Party [Member]
Related Party Transactions (Details) [Line Items]
Warrant issued (in Shares) | shares		1
Aggregate principal amount		$ 650,000
Outstanding principal balance		$ 10		$ 10
Convertible Working Capital Promissory Note with Related Party [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares (in Shares) | shares		1
Convertible Working Capital Promissory Note with Related Party [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Warrant issued (in Shares) | shares				1
Aggregate principal amount				$ 850,000
Convertible Working Capital Promissory Note with Related Party [Member] | Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares (in Shares) | shares				1
Non-Interest Bearing, Convertible Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount											$ 780,000			$ 780,000		0
Non-Interest Bearing, Convertible Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Warrant issued (in Shares) | shares														1
Outstanding principal balance											10			$ 10
Extension Payments											1,170,000			$ 1,170,000
Non-Interest Bearing, Convertible Unsecured Promissory Note [Member] | Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares (in Shares) | shares														1
Anchor Investor Agreement [Member] | IPO [Member] | Anchor Investor [Member]
Related Party Transactions (Details) [Line Items]
Purchase units (in Shares) | shares														2,277,000
Fair value offering cost											4,736,326			$ 4,736,326
Related Party Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Consultant fee										$ 7,500
Related Party Consulting Agreement [Member] | Consultant [Member]
Related Party Transactions (Details) [Line Items]
Consultant fee										$ 5,000
Incurred amount											15,000			45,000
Accounts payable											$ 5,000			5,000		$ 5,000
Related Party Consulting Agreement [Member] | Consultant [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 10					$ 10
Amendment to Related Party Consulting Agreement [Member] | Consultant [Member]
Related Party Transactions (Details) [Line Items]
Consultant fee									$ 5,000
Additional compensation